Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net [Abstract]
Schedule of intangible assets, net
	December 31, 2022	December 31, 2021

Software	$1,219,705	$513,946
Less: accumulated amortization	(364,593)	(127,436)
Intangible assets, net	$855,112	$386,510

Schedule of estimated amortization expenses
Year ending December 31,	Amortization expense
2023	205,859
2024	171,057
2025	74,576
2026	74,576
2027	74,576
Thereafter	254,468
Total	$855,112